February 20, 1997

                                THE CAROLINASFUND

                  Supplement to Prospectus Dated June 20, 1996


The third and fourth paragraphs in the section entitled "Management of the Fund" on page 13 are revised as follows:

The Advisor is controlled by a management group consisting of Robert B. Thompson, Benjamin Richter and Lloyd Richter. The Advisor's address is 1712 East Boulevard, Charlotte, North Carolina.

Mr. Thompson is primarily responsible for managing the portfolio of the Fund and has acted in this capacity since October 1996. Mr. Thompson has served as President of the Advisor since 1994. From 1993 until 1995 he was President of Morehead Investment Advisors, a registered broker-dealer, and from 1987 until 1992 he was a Senior Vice President of Barclays Bank of North Carolina.

                       STATEMENT OF ADDITIONAL INFORMATION


                                THE CAROLINASFUND


                                  June 20, 1996
                             Amended February 20, 1997

                                   A Series of
                           MAPLEWOOD INVESTMENT TRUST
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202
                            Telephone 1-800-934-1012


                                Table of Contents

INVESTMENT OBJECTIVE AND POLICIES.............................................2
INVESTMENT LIMITATIONS........................................................4
TRUSTEES AND OFFICERS.........................................................6
INVESTMENT ADVISOR............................................................9
ADMINISTRATOR................................................................10
DISTRIBUTOR..................................................................11
OTHER SERVICES...............................................................12
BROKERAGE....................................................................12
DISTRIBUTION PLAN UNDER RULE 12b-1...........................................14
SPECIAL SHAREHOLDER SERVICES.................................................16
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................17
HOW SHARE PRICE IS DETERMINED................................................18
ADDITIONAL TAX INFORMATION...................................................19
DESCRIPTION OF THE TRUST.....................................................21
CALCULATION OF PERFORMANCE DATA..............................................23
ADDITIONAL INFORMATION ON NORTH AND SOUTH CAROLINA...........................26
APPENDIX A - DESCRIPTION OF RATINGS..........................................27
FINANCIAL STATEMENTS AND REPORTS.............................................32


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus dated June 20, 1996 for The CarolinasFund (the "Fund"). Copies of the Fund's
Prospectus may be obtained at no charge from the Fund, at the address and phone number shown above.

                        INVESTMENT OBJECTIVE AND POLICIES

The investment objective and policies of the Fund are described in the Prospectus. Supplemental information about these policies is set forth below. Certain capitalized terms used but not defined have the same meaning as in the Prospectus. A description of the various ratings used by the nationally recognized statistical rating organizations ("NRSROs") for securities in which the Fund may invest is included in this SAI as Appendix A.

REPURCHASE AGREEMENTS. The Fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

The majority of these transactions run day to day and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund's risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Fund holds a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the Advisor will carefully consider the creditworthiness during the term of the repurchase agreement. Repurchase agreements are considered as loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Fund's custodian either directly or through a securities depository.

DESCRIPTION OF MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. Government Securities or corporate debt securities (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Bankers' Acceptances are time drafts drawn on and "accepted" by a bank, are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in one of the two highest rating categories by any NRSRO or, if not rated, is of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

ILLIQUID INVESTMENTS. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Board monitors investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including
(1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days and restricted securities. If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES. Within its limitation on investments in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval of the holders of a majority of the outstanding voting shares of the
Fund.   When used in the Prospectus or this SAI, a "majority" of
shareholders means the vote of the lesser of (1) 67% of the shares of the Trust (or the Fund) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding
shares of the Trust (or the Fund).   Unless otherwise indicated,
percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

(1) Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure
         (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) in order to meet redemption requests in amounts not exceeding 15% of its total assets. The Fund will not make any further investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets.

(2) Invest for the purpose of exercising control or management of another issuer;

(3) Purchase or sell commodities or commodities contracts, real estate, (including limited partnership interests, but excluding readily marketable securities secured by real estate or interests therein, readily marketable interests in real estate investment trusts, or readily marketable securities issued by companies that invest in real estate or interests therein) or interests in oil, gas or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases).

(4) Underwrite securities issued by others, except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer may be deemed to be an underwriter under the federal securities laws.

(5) Invest in warrants, valued at the lower of cost or market, exceeding more than 5% of the value of the Fund's net assets. Included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange; warrants acquired by the Fund in units or attached to securities may be deemed to be without value;

(6) Participate on a joint or joint and several basis in any trading account in securities;

(7)      Purchase foreign securities;

(8) Invest more than 10% of its total assets in the securities of one or more investment companies; or

(9)      Make loans of money or securities, except that the Fund may
         (i) invest in repurchase agreements and commercial paper;
         (ii) purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities; and (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities.

The following investment limitations are not fundamental, and may be changed without shareholder approval. As a matter of nonfundamental policy, the Fund may not:

(1) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

(2) Invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

(3) Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

(4) Write, purchase or sell puts, calls, straddles, spreads, or combinations thereof or futures contracts or related options;

(5) Make short sales of securities or maintain a short position, except short sales "against the box." A short sale is made by selling a security the Fund does not own.
         A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short. (While the Fund has reserved the right to make short sales "against the box", the Advisor has no present intention of engaging in such transactions at this time or during the coming year); or

(6) Purchase any securities on margin except in connection with such short-term credits as may be necessary for the clearance of transactions.

Whenever any fundamental investment policy or investment restriction states a maximum percentage of assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy.

                       TRUSTEES AND OFFICERS

Following are the Trustees and executive officers of the Trust, their present position with the Trust or Fund, age, principal occupations during the past 5 years and their aggregate compensation from the Trust for the fiscal year ended February
29, 1996:

Name, Position,                                      Principal Occupation(s)                   Compensation
Age  and Address                                     During Past 5 Years                       From the Trust

John P. Boone (age 64)                               President                                     None
Trustee*                                             Legacy Advisors, Inc. and
President                                            Legacy Global Advisors, Inc.
Legacy Equity Fund                                   Dallas, Texas
2911 Turtle Creek Boulevard                          Executive Vice President
Suite 400                                            Forum Securities, Inc.
Dallas, Texas  75219                                 Dallas, Texas

Jack E. Brinson (age 64)                             President, Brinson Investment Co.             $6,000
Trustee                                              President, Brinson Chevrolet, Inc.
1105 Panola Street                                   Tarboro, North Carolina
Tarboro, North Carolina  27886                       Trustee, Williamsburg Investment Trust
                                                     Cincinnati, Ohio

O. James Peterson III (age 59)                       Chief Financial Officer                       $6,000
Trustee                                              Pimlico Race Course
Five Bellona Arsenal                                 Laurel, Maryland; previously
Midlothian, Virginia                                 Senior Vice President, Chief Financial Officer
                                                     Dominion Resources, Inc.
                                                     Richmond, Virginia

Christopher J. Smith (age 29)                        President                                     None
Trustee*                                             ObjectTiger Ltd.
867 Thorn Tree                                       Bloomfield Hills, Michigan; previously
Bloomfield Hills, Michigan 48304                     Corporate Counsel
                                                     Seligman & Associates; Director,
                                                     Amelia Earhart Capital Management,
                                                     Inc., Southfield, Michigan

Ashby M. Foote III (age 44)                          President
President                                            Vector Money Management, Inc.
Mississippi Opportunity Fund                         Jackson, Mississippi
One Jackson Place, Suite 1070
Jackson, Mississippi  39201

Jasen M. Snelling (age 32 )                          President
President                                            CityFund Advisory, Inc.; previously
Regional Opportunity Fund:                           Registered Representative
Ohio Indiana Kentucky                                PNC Securities Corp.
P.O. Box 54944                                       Provident Securities Investment Co.
Cincinnati, Ohio 45254                               Cincinnati, Ohio



                                                         - 7 -


Robert B. Thompson (age 49)                          Chief Executive Officer
President                                            Morehead Capital Advisors LLC
The CarolinasFund                                    Charlotte, North Carolina
1712 East Boulevard
Charlotte, North Carolina 28203

Jill H. Travis (age 47)                              President
President                                            Amelia Earhart Capital Management, Inc.
Amelia Earhart: Eagle Equity Fund                    Southfield, Michigan
One Towne Square                                     President
Suite 1913                                           Jill H. Travis, CFP
Southfield, Michigan 48076                           Shelby Township, Michigan; previously
                                                     Senior Vice President
                                                     Huntington Banks, Troy, Michigan

Robert G. Dorsey (age 39)                            President and Treasurer, MGF Service Corp.;
Vice President                                       Treasurer, Midwest Group Financial Services,
312 Walnut Street, 21st Floor                        Inc.; Treasurer and Director, Leshner
Cincinnati, Ohio 45202                               Financial, Inc.

John F. Splain (age 39)                              Secretary and General Counsel,
Secretary                                            MGF Service Corp., Midwest
312 Walnut Street, 21st Floor                        Group Financial Services, Inc. and
Cincinnati, Ohio 45202                               Leshner Financial, Inc.; Secretary
                                                     Midwest Trust, Midwest Group Tax
                                                     Free Trust and Midwest Strategic Trust

Mark J. Seger (age 34)                               Vice President, MGF Service Corp.
Treasurer                                            and Leshner Financial, Inc.; Treasurer,
312 Walnut Street, 21st Floor                        Midwest Trust, Midwest Group
Cincinnati, Ohio 45202                               Tax Free Trust and Midwest Strategic Trust
_____________________________________
* Indicates that Trustee is an "interested person" for purposes of the 1940 Act because of his position with one of the
investment advisors to the Trust.

The officers of the Trust do not receive compensation from the Trust for performing the duties of their office. Each disinterested Trustee receives an annual retainer of $2,000 plus $250 from each series of the Trust for each Board meeting attended in person and $100 from each series of the Trust for each meeting attended by telephone. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with their attendance at Board meetings.

PRINCIPAL HOLDERS OF VOTING SECURITIES. As of June 7, 1996, the Trustees and officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of the Fund. On the same date, Midsouth Data Systems, Inc. Retirement Trust, 1670 Hendersonville Road,

Asheville, North Carolina 28803, owned of record 7.5% of the then outstanding Investor Shares of the Fund; Richter & Co., Inc., 1712 East Boulevard, Charlotte, North Carolina 28203, owned of record 5.0% of the then outstanding Investor Shares of the Fund; Ronald H. Wrenn, 2423 Beretania Drive, Charlotte, North Carolina 28211, owned of record 5.0% of the then outstanding Investor Shares of the Fund; International Fund for Capitalist Development, L.P., P.O. Box 30036, Charlotte, North Carolina 28230, owned of record 31.0% of the then outstanding Institutional Shares of the Fund; Betsy T. Smith, 14201 Allison Drive, Raleigh, North Carolina 27615, owned of record 21.0% of the then outstanding Institutional Shares of the Fund; Billie B. Smith, 14201 Allison Drive, Raleigh, North Carolina 27615, owned of record 21.0% of the then outstanding Institutional Shares of the Fund; J.C.B. Ehringhaus, Jr. & J.C.B. Ehringhaus III, 2565 Roswell Avenue, Charlotte, North Carolina 29209, owned of record 13.9% of the then outstanding Institutional Shares of the Fund; Steve W. Drew & Susan Dee Drew JTWROS, 1129 Dilworth Crescent Row, Charlotte, North Carolina 28203, owned of record 7.2% of the then outstanding Institutional Shares of the Fund; and Frank P. Meadows III, Trustee FBO F.P. Meadows & Company 401K, P.O. Box 69, Rocky Mount, North Carolina 27802, owned of record 6.0% of the then outstanding Institutional Shares of the Fund. International Fund for Capitalist Development, L.P. may be deemed to control the Institutional Shares of the Fund by virtue of the fact that it owns of record more than 25% of the outstanding Institutional Shares.

                      INVESTMENT ADVISOR

Morehead Capital Advisors LLC (the "Advisor") supervises the Fund's investments pursuant to an Investment Advisory Agreement (the "Advisory Agreement") described in the Prospectus. The Advisory Agreement will be renewed for one year periods only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust or the Advisor by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

Compensation of the Advisor is at the annual rate of 1% of the Fund's average daily net assets. The Advisor may be required to reimburse the Fund if the Fund's annual ordinary operating expenses exceed certain limits. This expense limitation is calculated and administered in accordance with the requirements of state securities authorities. For the fiscal year ended February 29, 1996, the Advisor waived its entire advisory fee of $11,386 and reimbursed the Fund $69,248 of expenses in order to voluntarily reduce the operating expenses of the Fund. For the fiscal period ended February 28, 1995, the Advisor waived its entire advisory fee of $410 and reimbursed the Fund $10,548 of expenses in order to voluntarily reduce the operating expenses of the Fund.

The Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents of the Fund. The Advisor determines what securities and other investments will be purchased, retained or sold by the Fund, and does so in accordance with the investment objective and policies of the Fund as described herein and in the Prospectus. The Advisor places all securities orders for the Fund, determining with which broker, dealer, or issuer to place the orders.
The Advisor also provides, at its own expense, certain Executive Officers to the Trust.

The Advisor must adhere to the brokerage policies of the Fund in placing all orders, the substance of which policies are that the Advisor attempts to obtain the best execution for all securities brokerage transactions.

Under the Advisory Agreement, the Advisor is not responsible for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from the reckless disregard of its duties and obligations under the Agreement.

                       ADMINISTRATOR

MGF Service Corp. (the "Administrator") maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Administrator receives for its services as transfer agent a fee payable monthly at an annual rate of $17 per account, provided, however, that the minimum fee is $1,000 per month for each class of shares. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

The Administrator also provides accounting and pricing services to the Fund. The Administrator receives $3,000 per month from the Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable the Administrator to perform its duties.

In addition, the Administrator has been retained to provide administrative services to the Fund. In this capacity, the Administrator supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Administrator supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, the Fund pays the Administrator a fee at the annual rate of .15% of the average value of its daily net assets up to $50,000,000, .125% of such assets from $50,000,000 to $100,000,000 and .1% of such assets in excess of $100,000,000.

Prior to June 1, 1996 the administrator to the Fund was The
Nottingham Company, Rocky Mount, North Carolina. For the fiscal year ended February 29, 1996, The Nottingham Company received from the Fund a fee of $36,000.

                        DISTRIBUTOR

Midwest Group Financial Services, Inc. (the "Distributor") is the principal underwriter of the Fund and, as such, the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

The Distributor currently allows concessions to dealers who sell Investor Shares of the Fund. The Distributor retains the entire sales charge on all direct investments in Investor Shares and on all investments in accounts with no designated dealer of record. Prior to June 1, 1996, Capital Investment Group, Inc. served as distributor for the Fund. For the fiscal year ended February 29, 1996, Capital Investment Group, Inc. retained $5,198 in underwriting commissions.

The Fund may compensate dealers, including the Distributor and its affiliates, based on the average balance of all accounts in Investor Shares for which the dealer is designated as the party responsible for the account. See "Distribution Plan Under Rule 12b-1" below.

                       OTHER SERVICES

AUDITORS. The firm of KPMG Peat Marwick LLP, 201 East Fifth Street, Cincinnati, Ohio 45202, has been retained by the Board of Trustees to perform an independent audit of the books and records of the Trust, to prepare the Fund's federal and state tax returns and to consult with the Trust as to matters of accounting and federal and state income taxation.

CUSTODIAN. The Custodian of the Fund's assets is The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263. The Custodian holds all cash and securities of the Fund (either in its possession or in its favor through "book entry systems" authorized by the Trustees in accordance with the 1940 Act), collects all income and effects all securities transactions on behalf of the Fund. For its services as Custodian, the Custodian receives an annual fee from the Fund based on the average net assets of the Fund held by the Custodian.

                        BROKERAGE

It is the Fund's practice to seek to obtain the best overall terms available in executing Fund transactions and selecting brokers or dealers. Subject to the general supervision of the Board of Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisor may cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services may consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the economy and the stock, bond and government securities markets.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits received by the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other accounts for which investment discretion is exercised by the Advisor. Conversely, the Fund may be the primary beneficiary of the research or other services received as a result of securities transactions effected for such other accounts.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution from such firm. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission ("SEC"). In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

The Fund purchases money market instruments from dealers, underwriters and issuers. The Fund does not expect to incur any brokerage commissions on such purchases because money market instruments are generally traded on a net basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e. without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.

The Fund's fixed-income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

Investment decisions for the Fund will be made independently from those for any other accounts advised or managed by the Advisor. Such other accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and other accounts, the transaction will be averaged as to price and available investments allocated as to amount, in the manner which the Advisor believes to be equitable to the Fund and such other accounts. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal year ended February 29, 1996 and for the fiscal period ended February 28, 1995, the total amount of brokerage commissions paid by the Fund were $9,704 and $306, respectively.

             DISTRIBUTION PLAN UNDER RULE 12b-1

The Trust has adopted a Plan of Distribution for Investor Shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan permits Investor Shares of the Fund to pay for expenses incurred in the distribution and promotion of such shares.

Under the Plan, the Fund may expend in any fiscal year up to .50% of the Investor Shares' average daily net assets to finance any activity which is primarily intended to result in the sale of Investor Shares and the servicing of shareholder accounts, provided the Board of Trustees has approved the category of expenses for which payment is being made. Expenditures under the Plan as service fees to any person who sells Investor Shares may not exceed an annual rate of .25% of the average daily net assets of such shares.

Potential benefits to the Fund from the Plan include improved shareholder servicing, savings in transfer agency costs, benefits to the investment process from growth and stability of assets and maintenance of a financially healthy management organization. Subject to its practice of seeking to obtain best execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plan.

During the fiscal period ended February 29, 1996, Investor Shares incurred $3,791 in distribution costs under the Plan for payments to broker-dealers and others for the sale or retention of assets.

Robert B. Thompson, as the Executive Manager and a controlling shareholder of the Advisor, may be deemed to have a financial interest in the operation of the Plan and the Implementation Agreements.

The Plan, the Underwriting Agreement with the Distributor and the form of Dealer Agreement with broker-dealers have all been approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or any related agreements, by vote cast in person or at a meeting duly called for the purpose of voting on the Plan and such Agreements. Continuation of the Plan, the Underwriting Agreement and the form of Dealer Agreement must be approved annually by the Board of Trustees in the same manner as specified above.

Each year the Trustees must determine that continuation of the Plan is in the best interests of shareholders of the Fund and there is a reasonable likelihood that the Plan will benefit the Fund. The Board of Trustees has made such a determination for the current year of operations under the Plan. The Plan, the Underwriting Agreement and the Dealer Agreements may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority of the outstanding Investor Shares. Any amendment materially increasing the maximum percentage payable under the Plan must likewise be approved by a majority of the outstanding Investor Shares as well as a majority of the Trustees who are not "interested persons" and have no direct or indirect financial interest in the Plans (the "Independent Trustees"). In order for the Plan to remain effective, the selection and nomination of those Trustees who are not interested persons of the Trust must be effected by the Independent Trustees during such period. All amounts spent by the Fund pursuant to the Plan must be reported quarterly in a written report to the Trustees for their review.

                          SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, the Fund offers the following shareholder services:

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables investors to make regular monthly or bimonthly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($50 minimum) which will be automatically invested in shares at the public offering price on or about the fifteenth day or the last business day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

PURCHASES IN KIND. The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Shares are Valued" in the Prospectus. Transactions involving the issuance of shares in the Fund for securities in lieu of cash will be limited to acquisitions of securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) which: (a) meet the investment objective and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or NASDAQ.

REDEMPTION IN KIND. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs when the securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund is committed to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net assets at the beginning of such period.

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Fund's Administrator at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Administrator.

         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

PURCHASES. Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized dealers or directly by contacting the Distributor or the Administrator. Selling dealers have the responsibility of transmitting orders promptly to the Fund's Administrator. The public offering price of Investor Shares equals net asset value plus a sales charge. Institutional Shares are sold at net asset value. The Distributor receives the sales charge on Investor Shares as Distributor and may reallow it in the form of dealer discounts and brokerage commissions. The current schedule of sales charges and related dealer discounts and brokerage commissions for Investor Shares is set forth in the Prospectus. See "How to Purchase Shares" in the Prospectus.

REDEMPTIONS. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "How to Redeem Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of an investor to make full payment for shares purchased by the investor or to collect any charge relating to a transaction effected for the benefit of an investor which is applicable to Fund shares as provided in the Prospectus from time to time.

                HOW SHARE PRICE IS DETERMINED

Under the 1940 Act, the Trustees are responsible for determining in good faith the fair value of the securities and other assets of the Fund and they have adopted procedures to do so as follows:

The public offering price (net asset value plus applicable sales charge) of Investor Shares and the net asset value of Institutional Shares of the Fund is determined as of 4:00 p.m., Eastern time, Monday through Friday, except on business holidays when the New York Stock Exchange is closed. The New York Stock Exchange recognizes the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. Any other holiday recognized by the New York Stock Exchange will be considered a business holiday on which the Fund's share price will not be determined.

The net asset value per share of each class of the Fund is calculated separately by adding the value of the securities and other assets belonging to the Fund and attributable to that class, subtracting the liabilities charged to the Fund and to that class and dividing the result by the number of outstanding shares of that class. Assets belonging to the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/ losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular Fund. Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocable to a particular class of shares will be allocated to each class based on the net assets of that class in relation to the net assets of the Fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net assets of all series in the Trust at the time of allocation or in accordance with other allocation methods approved by the Board of Trustees. Certain expenses attributable to a particular class of shares (such as distribution fees attributable to Investor Shares) will be charged to that class. Certain other expenses attributable to a particular class of shares (such as registration fees, professional fees and certain printing and postage expenses) may be charged to that class if such expenses are actually incurred in a different amount by that class or if the class receives services of a different kind or to a different degree than another class and the Board of Trustees approves such allocation. Subject to the provisions of the Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities and the allocable portion of any general assets, with respect to the Fund and its classes are conclusive.

                  ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning and is based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including the Fund, will be treated as a separate entity under the Code and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the Fund's business of investing in such stock, securities or currencies. Any income derived by the Fund from a partnership or trust is derived with respect to the Fund's business of investing in such stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

Another requirement for qualification as a regulated investment company under the Code is that less than 30% of the Fund's gross income for a taxable year must be derived from gains realized on the sale or other disposition of the following investments held for less than three months: (1) stock and securities (as defined in Section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; or (3) foreign currencies (or options, futures or forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities). Interest (including original issue discount and, with respect to certain debt securities, accrued market discount) received by the Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more that 5% of the total assets of the investment company nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the investment company's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The Fund will designate any distribution of long term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that, upon the sale or exchange of shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as a long term capital loss to the extent of the capital gain dividends with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their tax return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

                 DESCRIPTION OF THE TRUST

The Trust is an unincorporated business trust organized under Massachusetts law on August 12, 1992. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments. The Declaration of Trust currently provides for the shares of five series: the Amelia Earhart: Eagle Equity Fund managed by Amelia Earhart Capital Management, Inc. of Southfield Michigan; the Regional Opportunity Fund: Ohio Indiana Kentucky managed by CityFund Advisory, Inc. of Cincinnati, Ohio; the Legacy Equity Fund managed by Legacy Advisors, Inc. of Dallas, Texas; the Mississippi Opportunity Fund managed by Vector Money Management, Inc. of Jackson, Mississippi and the Fund. The Board of Trustees has authorized separate classes of shares for the Amelia Earhart: Eagle Equity Fund, the Regional Opportunity Fund:
Ohio Indiana Kentucky, the Mississippi Opportunity Fund and the
Fund.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more series as they, in their sole discretion, deem fair and equitable.

Shares of the Fund, when issued, are fully paid and non-assessable. Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series in the Trust, including the Fund, will vote together and not separately, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not affect any interest of the series. Under Rule 18f-2 of the 1940 Act, the approval of an investment advisory agreement, a material change to a Rule 12b-1 Plan or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Prior to June 1, 1996 the Trust was named The Nottingham
Investment Trust.

             CALCULATION OF PERFORMANCE DATA

As indicated in the Prospectus, the Fund may, from time to time, advertise certain total return and yield information. Average annual total return and yield are computed separately for Investor and Institutional Shares of the Fund. The yield of Institutional Shares is expected to be higher than the yield of Investor Shares due to the distribution fees imposed on Investor Shares. The average annual total return of the Fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the average annual total return of the Fund ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(l+T)n=ERV. The calculation of average annual total return assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales load from the initial $1,000 payment. The average annual total returns of Investor Shares for the one year period ended February 29, 1996 and the period since inception (January 3, 1995) to February 29, 1996 are 14.40% and 17.63%, respectively. The average annual total return of Institutional Shares for the period since inception (May 22, 1995) to February 29, 1996 is 23.44%

In addition, the Fund may advertise other total return performance data ("Nonstandardized Return"). Nonstandardized Return shows as a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. This computation does not include the effect of the applicable sales load which, if included, would reduce total return. Nonstandardized Return may consist of a cumulative percentage of return, actual year-by-year rates or any combination thereof. The average annual Nonstandardized Returns of Investor Shares (computed without the applicable sales load) for the one year period ended February 29, 1996 and for the period since inception (January 3, 1995) to February 29, 1996 are 18.59% and 21.32%, respectively. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

From time to time, the Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          Yield = 2[(a-b/cd + 1)6 - 1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest).

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper Analytical Services, Inc. or Morningstar, Inc. or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to published reports of the performance of unmanaged portfolios of companies located in North and South Carolina. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. Of course, there can be no assurance that the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

         Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

         Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on nonstandardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

     ADDITIONAL INFORMATION ON NORTH AND SOUTH CAROLINA

The economies of North and South Carolina embrace the following sectors: financial (39%), utilities (17%), services (17%), basic industries (11%), consumer goods (nondurables)(7%), capital goods
(5%), consumer goods (durables)(2%), health care (1%) and transportation (1%). (Source: Standard & Poor's.)

From 1982-1991, the combined Gross State Product (GSA) for North and South Carolina exceeded the Gross National Product (GNP) by 50% (3.6% versus 2.4% average annual growth). This information, based on billions of 1987 dollars, may be provided by graph in advertisements and sales literature prepared for the Fund. (Source: Federal Reserve Bank of Richmond.)

The Advisor believes North and South Carolina have an economic atmosphere anchored by: low taxes; progressive governments that support business growth and opportunity; ready availability of capital, with banking assets in the two states exceeding $145 billion; a highly skilled workforce, combined with right-to-work status; major transportation and distribution hubs; nationally recognized colleges and universities, plus statewide community college networks; and citizens who enjoy an outstanding quality of life, based on traditional values, a strong work ethic, and a commitment to education and the arts.

In the past, North and South Carolina have ranked first and second in the nation in corporate headquarter relocations:

  1991-1993 Corporate Relocations by State

  Overall                                               Facilities per
  Rank           State                                1 mil. Population
  1             North Carolina                              161.6
  2             South Carolina                              103.9
  3                  Ohio                                   119.7
  4                  Texas                                   60.7
  5                  Indiana                                 74.2

                  (Source: Site Selection Magazine)

                                   APPENDIX A
                             DESCRIPTION OF RATINGS

Under normal market conditions, at least 90% of the Fund's net assets will be invested in equities. As a temporary defensive position, however, the Fund may invest up to 100% of its assets in investment grade bonds, U.S. Government Securities, repurchase agreements or money market instruments ("Investment-Grade Debt Securities"). When the Fund invests in Investment-Grade Debt Securities as a temporary defensive measure, it is not pursuing its investment objective. Under normal circumstances, however, the Fund may invest in money market or repurchase agreement instruments as described in the Prospectus.

The various ratings used by the NRSROs are described below. A rating by an NRSRO represents the organization's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.
Consequently, the Advisor believes that the quality of fixed-income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Description of Moody's Investors Service, Inc.'s Ratings:

The following summarizes the four highest ratings used by Moody's
Investors Service, Inc. ("Moody's") for bonds which are deemed by the Advisor to be Investment-Grade Debt Securities.

       Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

       A: Bonds rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

       Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers (1,2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Bonds which are rated Ba, B, Caa, Ca or C by Moody's are not considered Investment-Grade Debt Securities by the Advisor.
Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the highest rating used by Moody's for short-term notes and variable rate demand obligations:

   MIG-1; VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Description of Standard & Poor's Ratings Group's Ratings:

The following summarizes the four highest ratings used by Standard & Poor's Ratings Group ("S&P") for bonds which are deemed by the Advisor to be Investment-Grade Debt Securities.

       AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

       AA: Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

       A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

       BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are give a plus (+) designation.

Description of Fitch Investors Service Inc.'s Ratings:

The following summarizes the four highest ratings used by Fitch
Investors Service, Inc. ("Fitch") for bonds which are deemed by the Advisor to be Investment-Grade Debt Securities.

       AAA: Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA: Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

       A: Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

       BBB: Bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.

Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category.

Bonds rated BB, B and CCC by Fitch are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominately speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the three highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper.

         F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 - Instruments assigned this rating have satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Description of Duff & Phelps' Credit Rating Co.'s Ratings:

The following summarizes the four highest ratings used by Duff &
Phelps Credit Rating Co. ("D&P") for bonds which are deemed by the Advisor to be Investment-Grade Debt Securities.

       AAA: This is the highest rating credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

        AA: Bonds rated AA are considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A: Bonds rated A have average but adequate protection factors. However risk factors are more variable and greater in periods of economic stress.

       BBB: Bonds rated BBB have below average protection factors, but are still considered sufficient for prudent investment.
There is considerable variability in risk during economic cycles.

Bonds rated BB, B and CCC by D&P are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominately speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff 1 is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff 1+, Duff 1 and Duff 1- within the highest rating category. Duff 1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

               FINANCIAL STATEMENTS AND REPORTS

The books of the Fund will be audited at least once each year by independent public accountants. Shareholders will receive annual audited and semiannual (unaudited) reports when published, and will receive written confirmation of all confirmable transactions in their account. A copy of the Annual Report will accompany the Statement of Additional Information whenever the Statement of Additional Information is requested by a shareholder or prospective investor. The Financial Statements of the Fund as of February 29, 1996, together with the report of the independent accountants thereon, are included on the following pages.

-
                                 April 30, 1996




Dear CarolinasFund Shareholder:

Your Fund ended the fiscal year on February 29, 1996 with an annualized total return of 18.59% in Investor Class Shares. Institutional Shares, first issued May 22, 1995, had a total investment return of 17.68% through the end of the fiscal year.

Based on the strength and diversity of the Carolinas' economies, as reflected in the Fund's portfolio, we remain optimistic that it will continue to reward our shareholders.

The CarolinasFund is a modified index fund containing the 50 largest market capitalization companies in North and South Carolina. Companies are ranked, or indexed, quarterly according to market capitalization (share price times number of shares outstanding). The amount invested in any company depends on its percentage of the total market capitalization with no company receiving more than 3% of total dollars available; The 15 biggest companies are capped at 3%. As a result of this investment strategy, smaller companies are "overweighted", taking advantage of their historical tendency to outperform large cap stocks.

Thank you for your confidence in The CarolinasFund. I trust it will continue to be merited.



Bob Thompson
President

                               THE CAROLINASFUND

                                INVESTOR SHARES

                    Performance Update - $10,000 Investment

              For the period from January 3, 1995 (commencement of
                        operations) to February 29, 1996

                              [GRAPH APPEARS HERE]



                          CarolinasFund-
                          Investor class  fund       S&P 500

              03-Jan-95         9650                   9650

              28-Feb-95        10174                  10244

              31-May-95        10429                  11212

              31-Aug-95        11516                  11810

              30-Nov-95        11671                  12724

              29-Feb-96        12066                  13461



THIS GRAPH DEPICTS THE PERFORMANCE OF THE CAROLINASFUND INVESTOR SHARES VERSUS THE S&P 500 INDEX. IT IS IMPORTANT TO NOTE THAT THE CAROLINASFUND IS A PROFESSIONALLY MANAGED MUTUAL FUND WHILE THE INDEX IS NOT AVAILABLE FOR INVESTMENT AND IS UNMANAGED. THE COMPARISON IS SHOWN FOR ILLUSTRATIVE
PURPOSES ONLY.

                            ANNUALIZED TOTAL RETURN

                                   Commencement       One Year ended
                                  of operations           2/29/96
                                 through 2/29/96

Maximum 3.5% Sales Load               17.63%               14.40%
No Sales Load                         21.32%               18.59%


(bullet) The graph assumes an initial $10,000 investment at January 3, 1995
         ($9,650 after maximum sales load of 3.5%). All dividends and distributions are reinvested.

(bullet) At February 29, 1996, the Investor Shares of the Fund would have grown to $12,066 - total investment return of 20.66% since
         January 3, 1995. Without the deduction of the 3.5% maximum sales load, the Investor Shares of the Fund would have grown to $12,530 - total investment return of 25.03% since January 3, 1995. The sales load may be reduced or eliminated for larger purchases.

(bullet) At February 29, 1996, a similar investment in the S&P 500 Index (after maximum sales load of 3.5%) would have grown to $13,461 - total investment return of 34.61% since January 3, 1995.

(bullet) Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                               The CarolinasFund

                            PORTFOLIO OF INVESTMENTS

                               February 29, 1996


                                                                                                                   Value
                                                                               Shares                            (note 1)

COMMON STOCKS - 96.86%

       Beverages - 0.66%
            Coca-Cola Bottling Company                                                 400                            $12,600

       Building Materials - 2.22%
            Martin Marietta Materials, Inc.                                          1,900                             42,750

       Commercial Services - 3.78%
       (a)  Quintiles Transnational Corporation                                      1,100                             72,600

       Computer Software & Services - 4.15%
       (a)  Medic Computer Systems, Inc.                                               500                             33,750
       (a)  Policy Management Systems Corporation                                      900                             46,012
                                                                                                                       79,762
       Electrical Equipment - 4.37%
            AVX Corporation                                                          1,700                             41,650
       (a)  Kemet Corporation                                                        1,800                             42,300
                                                                                                                       83,950
       Electronics - Semiconductor - 0.31%
       (a)  Cree Research, Inc.                                                        400                              6,050

       Entertainment - 1.57%
       (a)  Speedway Motorsports, Inc.                                                 700                             30,275

       Financial Services - 0.37%
       (a)  World Acceptance Corporation                                               700                              7,088

       Financial - Banks, Commercial - 20.39%
            CCB Financial Corporation                                                  700                             35,175
            Centura Banks, Inc.                                                        900                             31,162
            First Citizens BancShares, Inc.                                            400                             23,800
            First Union Corporation                                                  1,200                             72,600
            NationsBank Corporation                                                  1,000                             73,750
            Southern National Corporation                                            2,100                             58,800
            United Carolina Bancshares                                               1,050                             26,775
            Wachovia Corporation                                                     1,500                             69,750
                                                                                                                      391,812
       Food - Processing - 0.75%
            Lance, Inc.                                                                900                             14,400

       Forest Products & Paper - 2.50%
            Bowater, Inc.                                                            1,300                             48,100





                                                                     (Continued)

                               The CarolinasFund

                            PORTFOLIO OF INVESTMENTS

                               February 29, 1996


                                                                                                                   Value
                                                                               Shares                            (note 1)

       COMMON STOCKS (Continued)

       Insurance - Life & Health - 5.49%
            Jefferson-Pilot Corporation                                              1,350                            $75,094
            Liberty Corporation                                                        900                             30,487
                                                                                                                      105,581
       Insurance - Property & Casualty - 3.11%
            Integon Corporation                                                        700                             14,000
            United Dominion Industries, Ltd.                                         1,900                             45,838
                                                                                                                       59,838
       Iron & Steel - 2.80%
            Nucor Corporation                                                        1,000                             53,875

       Manufactured Housing - 2.55%
            Oakwood Homes Corp                                                       1,100                             49,087

       Medical - Hospital Mgmt & Service - 0.14%
       (a)  Coastal Physician Group                                                    200                              2,600

       Packaging & Containers - 3.04%
            Sonoco Products Company                                                  2,135                             58,446

       Real Estate - 0.42%
       (a)  Insignia Financial Group, Inc.                                             400                              8,150

       Real Estate Investment Trust - 1.56%
            Highwoods Properties, Inc.                                                 600                             18,000
            Summit Properties, Inc.                                                    600                             12,075
                                                                                                                       30,075
       Restaurants & Food Service - 0.62%
       (a)  Ryan's Family Steak Houses, Inc.                                         1,800                             11,925

       Retail - General Merchandise - 2.36%
            Family Dollar Stores, Inc.                                               3,300                             45,375

       Retail - Grocery - 3.89%
            Food Lion, Inc.                                                          9,700                             53,956
            Ruddick Corporation                                                      1,900                             20,900
                                                                                                                       74,856
       Retail - Specialty Line - 4.49%
       (a)  Baby Superstore, Inc.                                                      800                             33,700
            Lowe's Companies, Inc.                                                   1,700                             52,700
                                                                                                                       86,400
       Telecommunications - 1.95%
       (a)  Vanguard Cellular Systems, Inc.                                          1,700                             37,400



                                                                    (Continued)

                               The CarolinasFund

                            PORTFOLIO OF INVESTMENTS

                               February 29, 1996


                                                                                                                   Value
                                                                               Shares                            (note 1)

       COMMON STOCKS (Continued)

       Telecommunications Equipment - 7.42%
       (a)  BroadBand Technologies, Inc.                                               100                             $2,450
       (a)  Glenayre Technologies, Inc.                                              1,925                             84,941
            SCANA Corporation                                                        2,000                             55,000
                                                                                                                      142,391
       Textiles - 7.31%
       (a)  Burlington Industries, Inc.                                              3,000                             34,125
       (a)  Collins & Aikman Corporation                                             2,800                             18,550
       (a)  Cone Mills Corporation                                                     800                              9,100
            Guilford Mills, Inc.                                                       500                             10,500
            Springs Industries, Inc.                                                   400                             17,300
            Unifi, Inc.                                                              2,100                             50,925
                                                                                                                      140,500
       Utilities - Electric - 6.72%
            Carolina Power & Light Company                                           1,800                             65,700
            Duke Power Company                                                       1,300                             63,538
                                                                                                                      129,238
       Utilities - Gas - 1.92%
            Piedmont Natural Gas Company, Inc.                                       1,200                             27,000
            Public Service Company of North Carolina, Inc.                             600                              9,900
                                                                                                                       36,900

       Total Common Stocks (Cost $1,660,731)                                                                        1,862,024



                                                                              Principal
                                                                               Amount

REPURCHASE AGREEMENT (b) - 3.19%
            Wachovia Bank                                                          $61,370                             61,370
            5.23%, due March 1, 1996
            (Cost $61,370)

Total Value of Investments (Cost $1,722,101)                                                          100.05%       1,923,394
Liabilities In Excess of Other Assets                                                                  (0.05)%         (1,004)
       Net Assets                                                                                     100.00%      $1,922,390



       (a)  Non-income producing investment.

       (b) Joint repurchase agreement entered into February 29, 1996, with a maturity value of $68,302,116 collateralized by $71,660,000 U.S. Treasury Bills, due September 19, 1996. The aggregate market value of the collateral at February 29, 1996 was $69,697,130. The Fund's pro rata interest in the market value of the collateral at February 29, 1996 was $62,658. The Fund's pro rata interest in the joint repurchase agreement collateral is taken into possession by the Fund's custodian upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102 percent of the sales price of the repurchase agreement.

                                                               (Continued)

                               The CarolinasFund

                            PORTFOLIO OF INVESTMENTS

                               February 29, 1996


       (c) Aggregate cost for federal income tax purposes is $1,722,188. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:



            Unrealized appreciation                                    $249,160
            Unrealized depreciation                                     (47,954)

                            Net unrealized appreciation                $201,206


See accompanying notes to financial statements

                               The CarolinasFund

                      STATEMENT OF ASSETS AND LIABILITIES

                               February 29, 1996




ASSETS
       Investments at value (cost $1,722,101)                      $1,923,394
       Receivable for fund shares sold                                  9,650
       Dividends receivable                                             4,050
       Interest receivable                                                230
       Other assets                                                       257
       Due from advisor (note 2)                                        1,821
       Deferred organization expenses, net (note 4)                    35,680

            Total assets                                            1,975,082

LIABILITIES
       Payable for investment purchases                                36,411
       Accrued professional fees                                        8,500
       Accrued expenses                                                 7,781

            Total liabilities                                          52,692



NET ASSETS                                                         $1,922,390

NET ASSETS CONSIST OF:
       Paid-in capital                                             $1,720,832
       Undistributed net realized gain on investments                     265
       Net unrealized appreciation on investments                     201,293
                                                                   $1,922,390

INVESTOR CLASS
       Net asset value ($1,897,814 (division sign) 152,513
          shares outstanding)                                         $12.44
       Maximum offering price per share (100 (division sign)
          96.5 of $12.44)                                             $12.89

INSTITUTIONAL CLASS
       Net asset value and offering price per share ($24,576
          (division sign) 1,955 shares outstanding)                   $12.57








See accompanying notes to financial statements

                               The CarolinasFund

                            STATEMENT OF OPERATIONS

                          Year ended February 29, 1996


INVESTMENT INCOME

       Income
            Dividends                                                   $22,903
            Interest                                                      2,476

                 Total income                                            25,379

       Expenses
            Fund accounting fees (note 2)                                29,250
            Professional fees                                            14,107
            Investment advisory fees (note 2)                            11,386
            Custody fees                                                  8,150
            Distribution fees (note 3)                                    5,651
            Fund administration fees (note 2)                             4,120
            Securities pricing fees                                       3,056
            Registration and filing administration fees                   1,422
            Shareholder recordkeeping fees                                1,208
            Amortization of deferred organization expenses (note 4)       9,326
            Trustee fees and meeting expenses                             7,199
            Shareholder servicing expenses                                4,551
            Registration and filing expenses                              2,588
            Printing expenses                                             1,614
            Other operating expenses                                      3,493

                 Total expenses                                         107,121

                 Less:
                       Expense reimbursements (note 2)                  (69,248)
                       Investment advisory fees waived (note 2)         (11,386)
                       Distribution fees waived (note 3)                 (1,860)

                 Net expenses                                            24,627

                       Net investment income                                752

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions                     3,855
       Increase in unrealized appreciation on investments               190,112

            Net realized and unrealized gain on investments             193,967

                 Net increase in net assets resulting from operations  $194,719





See accompanying notes to financial statements

                               The CarolinasFund

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                              For the
                                                                                                            period from
                                                                                                          January 3, 1995
                                                                                                           (commencement
                                                                                         Year ended      of operations) to
                                                                                        February 29,       February 28,
                                                                                            1996               1995

INCREASE IN NET ASSETS

       Operations
            Net investment income                                                                $752                 $987
            Net realized gain from investment transactions                                      3,855                    0
            Increase in unrealized appreciation on investments                                190,112               11,181

                 Net increase in net assets resulting from operations                         194,719               12,168

       Distributions to shareholders from
            Net investment income - Investor Class                                             (1,987)                   0
            Net investment income - Institutional Class                                            (1)                   0
            Net realized gain from investment transactions - Investor Class                    (3,336)                   0
            Net realized gain from investment transactions - Institutional Class                   (5)                   0

                 Decrease in net assets resulting from distributions                           (5,329)                   0

       Capital share transactions
            Increase in net assets resulting from capital share transactions (a)            1,460,617              260,215

                       Total increase in net assets                                         1,650,007              272,383

NET ASSETS
       Beginning of period                                                                    272,383                    0

       End of period                                                                       $1,922,390             $272,383



(a) A summary of capital share activity follows:








                                                    INVESTOR CLASS                                          INSTITUTIONAL CLASS

                                    Year ended                           For the period from        For the period from May 22, 1995
                                   February 29, 1996                     January 3, 1995 to         (commencement of operations)
                                                                         February 28, 1995          to February 29, 1996
                                       Shares           Value            Shares          Value         Shares              Value


Shares sold                              135,220       $1,540,284          25,836        $260,215        1,954              $23,186
Shares issued for reinvestment
of distributions                             329            3,765               0               0            1                    6
                                         135,549        1,544,049          25,836         260,215        1,955               23,192

Shares redeemed                           (8,872)        (106,624)              0               0            0                    0

       Net increase                      126,677       $1,437,425          25,836        $260,215        1,955              $23,192





See accompanying notes to financial statements

                               The CarolinasFund

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)


                                                                        INVESTOR              INVESTOR            INSTITUTIONAL
                                                                         CLASS                 CLASS                  CLASS

                                                                                              For the                For the
                                                                                            period from            period from
                                                                                          January 3, 1995          May 22, 1995
                                                                                           (commencement          (commencement
                                                                       Year ended        of operations) to      of operations) to
                                                                      February 29,          February 28,           February 29,
                                                                          1996                  1995                   1996

Net asset value, beginning of period                                     $10.54                $10.00                 $10.72
       Income from investment operations
            Net investment income                                          0.01(a)               0.04                   0.02
            Net realized and unrealized gain on investments                1.95                  0.50                   1.88

                 Total from investment operations                          1.96                  0.54                   1.90

       Distributions to shareholders from
            Net investment income                                         (0.03)                 0.00                  (0.02)
            Net realized gain from investment transactions                (0.03)                 0.00                  (0.03)

                 Total distributions                                      (0.06)                 0.00                  (0.05)

Net asset value, end of period                                           $12.44                $10.54                 $12.57

Total return                                                              18.59%(b)              5.40%(d)             17.68%(c)

Ratios/supplemental data
       Net assets, end of period                                     $1,897,814              $272,383               $24,576

       Ratio of expenses to average net assets
            Before expense reimbursements and waived fees                 9.45%                 37.10%(e)              8.40%(e)
            After expense reimbursements and waived fees                  2.17%                  2.21%(e)              1.69%(e)

       Ratio of net investment income (loss) to average net assets
            Before expense reimbursements and waived fees                (7.21)%               (32.27)%(e)            (6.07)%(e)
            After expense reimbursements and waived fees                  0.06%                  2.62%(e)              0.64%(e)

       Portfolio turnover rate                                           16.35%                  0.00%                 16.35%


(a)    Calculation based upon average shares outstanding for the year.
(b)    Total return does not reflect payment of a sales charge.
(c)    Annualized total return is 23.44%.
(d) Total return does not reflect payment of a sales charge. Annualized total return was 35.20%
(e)    Annualized.


See accompanying notes to financial statements

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                February 29, 1996


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The CarolinasFund (the "Fund") is a non-diversified series of shares of beneficial interest of The Nottingham Investment Trust (the "Trust"), formerly known as Amelia Earhart Eagle Investments. The Trust, an open-end investment company, was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940. The Fund began operations on January 3, 1995. The Fund is currently authorized to issue two classes of shares - Investor shares and Institutional shares.

Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution fees. Income, expenses (other than distribution fees, which are attributable to each class based upon a set percentage of its net assets), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor shares purchased are subject to a maximum sales charge of 3.50 percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ended February 29, 1996.

         E. Use of Estimates - Management makes a number of estimates in the preparation of the Fund's financial statements. Actual results could differ significantly from those estimates.


                                                                    (Continued)

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                February 29, 1996


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Morehead Capital Advisors LLC. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its investment portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Advisor has voluntarily agreed to reimburse expenses of the Fund if the Fund's total expenses, exclusive of interest, taxes, brokerage commissions, sales charges, and extraordinary expenses, exceed 2.25% of the average daily value of Investor shares outstanding for any fiscal year, or exceed 1.75% of the average daily value of Institutional shares outstanding for any fiscal year, or the limits set by applicable state securities laws or other applicable laws if such limits are lower.

Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor has voluntarily waived its fee amounting to $11,386 ($0.12 per share) and has agreed to reimburse a portion of the Fund's operating expenses for the fiscal year ended February 29, 1996. The total fees waived and expenses to be reimbursed amounted to $80,634. There can be no assurance that the foregoing voluntary fee waiver or expense reimbursements will continue.

The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.20% of the Fund's first $50 million of average daily net assets, 0.175% on the next $50 million of average daily net assets, and 0.15% on average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,750 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended February 29, 1996, the Distributor retained sales charges in the amount of $5,198.

Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


                                                             (Continued)

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                February 29, 1996


NOTE 3 - DISTRIBUTION FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan with respect to Investor shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% per annum of the Fund's average daily net asset value of Investor shares, for each year elapsed subsequent to adoption of the Plan for payment to the Distributor for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor shares. The Fund incurred $3,791 of such expenses, net of a fee waiver, under the Plan for the year ended February 29, 1996.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.

In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases of investments other than short-term investments aggregated $1,605,570 during the year ended February 29, 1996. Other than short-term investments, investments sold aggregated $170,800 during the year ended February 29, 1996.


NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

All distributions from net realized gain from investment transactions for the year ended February 29, 1996 represent short-term capital gain distributions, and are taxable as ordinary income to shareholders for federal income tax purposes. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

(KPMG Peat Marwick LLP logo)

Independent Auditors' Report



To the Board of Trustees and Shareholders
The Nottingham Investment Trust:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The CarolinasFund (the "Fund"), a series of The Nottingham Investment Trust, as of February 29, 1996, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year ended February 29, 1996 and the period from January 3, 1995 (commencement of operations) to February 28, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the The CarolinasFund as of February 29, 1996, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year ended February 29, 1996 and the period from January 3, 1995 (commencement of operations) to February 28, 1995 in conformity with generally accepted accounting principles.

                                      /s/ KPMG Peat Marwick LLP



Richmond, Virginia
April 5, 1996






                                 April 30, 1996




Dear CarolinasFund Shareholder:

Your Fund ended the fiscal year on February 29, 1996 with an annualized total return of 18.59% in Investor Class Shares. Institutional Shares, first issued May 22, 1995, had a total investment return of 17.68% through the end of the fiscal year.

Based on the strength and diversity of the Carolinas' economies, as reflected in the Fund's portfolio, we remain optimistic that it will continue to reward our shareholders.

The CarolinasFund is a modified index fund containing the 50 largest market capitalization companies in North and South Carolina. Companies are ranked, or indexed, quarterly according to market capitalization (share price times number of shares outstanding). The amount invested in any company depends on its percentage of the total market capitalization with no company receiving more than 3% of total dollars available; The 15 biggest companies are capped at 3%. As a result of this investment strategy, smaller companies are "overweighted", taking advantage of their historical tendency to outperform large cap stocks.

Thank you for your confidence in The CarolinasFund. I trust it will continue to be merited.



Bob Thompson
President

                               THE CAROLINASFUND

                              INSTITUTIONAL SHARES

                    Performance Update - $10,000 Investment

               For the period from May 22, 1995 (commencement of
                        operations) to February 29, 1996


                              [GRAPH APPEARS HERE]




                           CarolinasFund -
                 Date    Intstitutional shares       S&P 500 Index

              22-May-95        10000                    10000

              31-May-95        10064                    10186

              31-Aug-95        11125                    10730


              30-Nov-95        11284                    11561


              29-Feb-96        11768                    12230





THIS GRAPH DEPICTS THE PERFORMANCE OF THE CAROLINASFUND INSTITUTIONAL SHARES VERSUS THE S&P 500 INDEX. IT IS IMPORTANT TO NOTE THAT THE CAROLINASFUND IS A PROFESSIONALLY MANAGED MUTUAL FUND WHILE THE INDEX IS NOT AVAILABLE FOR INVESTMENT AND IS UNMANAGED. THE COMPARISON IS SHOWN FOR ILLUSTRATIVE PURPOSES ONLY.

                            ANNUALIZED TOTAL RETURN

Commencement of operations through 2/29/96     23.44%

(bullet) The graph assumes an initial $10,000 investment at May 22, 1995.
         All dividends and distributions are reinvested.

(bullet) At February 29, 1996, the Institutional Shares of the Fund would have grown to $11,768 - total investment return of 17.68% since
         May 22, 1995.

(bullet) At February 29, 1996, a similar investment in the S&P 500 Index would have grown to $12,230 - total investment return of 22.30% since
         May 22, 1995.

(bullet) Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                               The CarolinasFund

                            PORTFOLIO OF INVESTMENTS

                               February 29, 1996


                                                                                                                   Value
                                                                               Shares                            (note 1)

COMMON STOCKS - 96.86%

       Beverages - 0.66%
            Coca-Cola Bottling Company                                                 400                            $12,600

       Building Materials - 2.22%
            Martin Marietta Materials, Inc.                                          1,900                             42,750

       Commercial Services - 3.78%
       (a)  Quintiles Transnational Corporation                                      1,100                             72,600

       Computer Software & Services - 4.15%
       (a)  Medic Computer Systems, Inc.                                               500                             33,750
       (a)  Policy Management Systems Corporation                                      900                             46,012
                                                                                                                       79,762
       Electrical Equipment - 4.37%
            AVX Corporation                                                          1,700                             41,650
       (a)  Kemet Corporation                                                        1,800                             42,300
                                                                                                                       83,950
       Electronics - Semiconductor - 0.31%
       (a)  Cree Research, Inc.                                                        400                              6,050

       Entertainment - 1.57%
       (a)  Speedway Motorsports, Inc.                                                 700                             30,275

       Financial Services - 0.37%
       (a)  World Acceptance Corporation                                               700                              7,088

       Financial - Banks, Commercial - 20.39%
            CCB Financial Corporation                                                  700                             35,175
            Centura Banks, Inc.                                                        900                             31,162
            First Citizens BancShares, Inc.                                            400                             23,800
            First Union Corporation                                                  1,200                             72,600
            NationsBank Corporation                                                  1,000                             73,750
            Southern National Corporation                                            2,100                             58,800
            United Carolina Bancshares                                               1,050                             26,775
            Wachovia Corporation                                                     1,500                             69,750
                                                                                                                      391,812
       Food - Processing - 0.75%
            Lance, Inc.                                                                900                             14,400

       Forest Products & Paper - 2.50%
            Bowater, Inc.                                                            1,300                             48,100





                                                                     (Continued)

                               The CarolinasFund

                            PORTFOLIO OF INVESTMENTS

                               February 29, 1996


                                                                                                                   Value
                                                                               Shares                            (note 1)

       COMMON STOCKS (Continued)

       Insurance - Life & Health - 5.49%
            Jefferson-Pilot Corporation                                              1,350                            $75,094
            Liberty Corporation                                                        900                             30,487
                                                                                                                      105,581
       Insurance - Property & Casualty - 3.11%
            Integon Corporation                                                        700                             14,000
            United Dominion Industries, Ltd.                                         1,900                             45,838
                                                                                                                       59,838
       Iron & Steel - 2.80%
            Nucor Corporation                                                        1,000                             53,875

       Manufactured Housing - 2.55%
            Oakwood Homes Corp                                                       1,100                             49,087

       Medical - Hospital Mgmt & Service - 0.14%
       (a)  Coastal Physician Group                                                    200                              2,600

       Packaging & Containers - 3.04%
            Sonoco Products Company                                                  2,135                             58,446

       Real Estate - 0.42%
       (a)  Insignia Financial Group, Inc.                                             400                              8,150

       Real Estate Investment Trust - 1.56%
            Highwoods Properties, Inc.                                                 600                             18,000
            Summit Properties, Inc.                                                    600                             12,075
                                                                                                                       30,075
       Restaurants & Food Service - 0.62%
       (a)  Ryan's Family Steak Houses, Inc.                                         1,800                             11,925

       Retail - General Merchandise - 2.36%
            Family Dollar Stores, Inc.                                               3,300                             45,375

       Retail - Grocery - 3.89%
            Food Lion, Inc.                                                          9,700                             53,956
            Ruddick Corporation                                                      1,900                             20,900
                                                                                                                       74,856
       Retail - Specialty Line - 4.49%
       (a)  Baby Superstore, Inc.                                                      800                             33,700
            Lowe's Companies, Inc.                                                   1,700                             52,700
                                                                                                                       86,400
       Telecommunications - 1.95%
       (a)  Vanguard Cellular Systems, Inc.                                          1,700                             37,400



                                                                    (Continued)

                               The CarolinasFund

                            PORTFOLIO OF INVESTMENTS

                               February 29, 1996


                                                                                                                   Value
                                                                               Shares                            (note 1)

       COMMON STOCKS (Continued)

       Telecommunications Equipment - 7.42%
       (a)  BroadBand Technologies, Inc.                                               100                             $2,450
       (a)  Glenayre Technologies, Inc.                                              1,925                             84,941
            SCANA Corporation                                                        2,000                             55,000
                                                                                                                      142,391
       Textiles - 7.31%
       (a)  Burlington Industries, Inc.                                              3,000                             34,125
       (a)  Collins & Aikman Corporation                                             2,800                             18,550
       (a)  Cone Mills Corporation                                                     800                              9,100
            Guilford Mills, Inc.                                                       500                             10,500
            Springs Industries, Inc.                                                   400                             17,300
            Unifi, Inc.                                                              2,100                             50,925
                                                                                                                      140,500
       Utilities - Electric - 6.72%
            Carolina Power & Light Company                                           1,800                             65,700
            Duke Power Company                                                       1,300                             63,538
                                                                                                                      129,238
       Utilities - Gas - 1.92%
            Piedmont Natural Gas Company, Inc.                                       1,200                             27,000
            Public Service Company of North Carolina, Inc.                             600                              9,900
                                                                                                                       36,900

       Total Common Stocks (Cost $1,660,731)                                                                        1,862,024



                                                                              Principal
                                                                               Amount

REPURCHASE AGREEMENT (b) - 3.19%
            Wachovia Bank                                                          $61,370                             61,370
            5.23%, due March 1, 1996
            (Cost $61,370)

Total Value of Investments (Cost $1,722,101)                                                          100.05%       1,923,394
Liabilities In Excess of Other Assets                                                                  (0.05)%         (1,004)
       Net Assets                                                                                     100.00%      $1,922,390



       (a)  Non-income producing investment.

       (b) Joint repurchase agreement entered into February 29, 1996, with a maturity value of $68,302,116 collateralized by $71,660,000 U.S. Treasury Bills, due September 19, 1996. The aggregate market value of the collateral at February 29, 1996 was $69,697,130. The Fund's pro rata interest in the market value of the collateral at February 29, 1996 was $62,658. The Fund's pro rata interest in the joint repurchase agreement collateral is taken into possession by the Fund's custodian upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102 percent of the sales price of the repurchase agreement.

                                                               (Continued)

                               The CarolinasFund

                            PORTFOLIO OF INVESTMENTS

                               February 29, 1996


       (c) Aggregate cost for federal income tax purposes is $1,722,188. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:



            Unrealized appreciation                                    $249,160
            Unrealized depreciation                                     (47,954)

                            Net unrealized appreciation                $201,206


See accompanying notes to financial statements

                               The CarolinasFund

                      STATEMENT OF ASSETS AND LIABILITIES

                               February 29, 1996



ASSETS
       Investments at value (cost $1,722,101)                      $1,923,394
       Receivable for fund shares sold                                  9,650
       Dividends receivable                                             4,050
       Interest receivable                                                230
       Other assets                                                       257
       Due from advisor (note 2)                                        1,821
       Deferred organization expenses, net (note 4)                    35,680

            Total assets                                            1,975,082

LIABILITIES
       Payable for investment purchases                                36,411
       Accrued professional fees                                        8,500
       Accrued expenses                                                 7,781

            Total liabilities                                          52,692



NET ASSETS                                                         $1,922,390

NET ASSETS CONSIST OF:
       Paid-in capital                                             $1,720,832
       Undistributed net realized gain on investments                     265
       Net unrealized appreciation on investments                     201,293
                                                                   $1,922,390

INVESTOR CLASS
       Net asset value ($1,897,814 (division sign) 152,513
       shares outstanding)                                            $12.44
       Maximum offering price per share (100 (division sign)
          96.5 of $12.44)                                             $12.89

INSTITUTIONAL CLASS
       Net asset value and offering price per share ($24,576
          (division sign) 1,955 shares outstanding)                   $12.57





See accompanying notes to financial statements

                               The CarolinasFund

                            STATEMENT OF OPERATIONS

                          Year ended February 29, 1996


INVESTMENT INCOME

       Income
            Dividends                                                   $22,903
            Interest                                                      2,476

                 Total income                                            25,379

       Expenses
            Fund accounting fees (note 2)                                29,250
            Professional fees                                            14,107
            Investment advisory fees (note 2)                            11,386
            Custody fees                                                  8,150
            Distribution fees (note 3)                                    5,651
            Fund administration fees (note 2)                             4,120
            Securities pricing fees                                       3,056
            Registration and filing administration fees                   1,422
            Shareholder recordkeeping fees                                1,208
            Amortization of deferred organization expenses (note 4)       9,326
            Trustee fees and meeting expenses                             7,199
            Shareholder servicing expenses                                4,551
            Registration and filing expenses                              2,588
            Printing expenses                                             1,614
            Other operating expenses                                      3,493

                 Total expenses                                         107,121

                 Less:
                       Expense reimbursements (note 2)                  (69,248)
                       Investment advisory fees waived (note 2)         (11,386)
                       Distribution fees waived (note 3)                 (1,860)

                 Net expenses                                            24,627

                       Net investment income                                752

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions                     3,855
       Increase in unrealized appreciation on investments               190,112

            Net realized and unrealized gain on investments             193,967

                 Net increase in net assets resulting from operations  $194,719





See accompanying notes to financial statements

                               The CarolinasFund

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                              For the
                                                                                                            period from
                                                                                                          January 3, 1995
                                                                                                           (commencement
                                                                                         Year ended      of operations) to
                                                                                        February 29,       February 28,
                                                                                            1996               1995

INCREASE IN NET ASSETS

       Operations
            Net investment income                                                                $752                 $987
            Net realized gain from investment transactions                                      3,855                    0
            Increase in unrealized appreciation on investments                                190,112               11,181

                 Net increase in net assets resulting from operations                         194,719               12,168

       Distributions to shareholders from
            Net investment income - Investor Class                                             (1,987)                   0
            Net investment income - Institutional Class                                            (1)                   0
            Net realized gain from investment transactions - Investor Class                    (3,336)                   0
            Net realized gain from investment transactions - Institutional Class                   (5)                   0

                 Decrease in net assets resulting from distributions                           (5,329)                   0

       Capital share transactions
            Increase in net assets resulting from capital share transactions (a)            1,460,617              260,215

                       Total increase in net assets                                         1,650,007              272,383

NET ASSETS
       Beginning of period                                                                    272,383                    0

       End of period                                                                       $1,922,390             $272,383



(a) A summary of capital share activity follows:








                                                    INVESTOR CLASS                                          INSTITUTIONAL CLASS

                                    Year ended                           For the period from        For the period from May 22, 1995
                                   February 29, 1996                     January 3, 1995 to         (commencement of operations)
                                                                         February 28, 1995          to February 29, 1996
                                       Shares           Value            Shares          Value         Shares              Value


Shares sold                              135,220       $1,540,284          25,836        $260,215        1,954              $23,186
Shares issued for reinvestment
of distributions                             329            3,765               0               0            1                    6
                                         135,549        1,544,049          25,836         260,215        1,955               23,192

Shares redeemed                           (8,872)        (106,624)              0               0            0                    0

       Net increase                      126,677       $1,437,425          25,836        $260,215        1,955              $23,192





See accompanying notes to financial statements

                               The CarolinasFund

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)


                                                                        INVESTOR              INVESTOR            INSTITUTIONAL
                                                                         CLASS                 CLASS                  CLASS

                                                                                              For the                For the
                                                                                            period from            period from
                                                                                          January 3, 1995          May 22, 1995
                                                                                           (commencement          (commencement
                                                                       Year ended        of operations) to      of operations) to
                                                                      February 29,          February 28,           February 29,
                                                                          1996                  1995                   1996

Net asset value, beginning of period                                     $10.54                $10.00                 $10.72
       Income from investment operations
            Net investment income                                          0.01(a)               0.04                   0.02
            Net realized and unrealized gain on investments                1.95                  0.50                   1.88

                 Total from investment operations                          1.96                  0.54                   1.90

       Distributions to shareholders from
            Net investment income                                         (0.03)                 0.00                  (0.02)
            Net realized gain from investment transactions                (0.03)                 0.00                  (0.03)

                 Total distributions                                      (0.06)                 0.00                  (0.05)

Net asset value, end of period                                           $12.44                $10.54                 $12.57

Total return                                                              18.59%(b)              5.40%(d)             17.68%(c)

Ratios/supplemental data
       Net assets, end of period                                     $1,897,814              $272,383               $24,576

       Ratio of expenses to average net assets
            Before expense reimbursements and waived fees                 9.45%                 37.10%(e)              8.40%(e)
            After expense reimbursements and waived fees                  2.17%                  2.21%(e)              1.69%(e)

       Ratio of net investment income (loss) to average net assets
            Before expense reimbursements and waived fees                (7.21)%               (32.27)%(e)            (6.07)%(e)
            After expense reimbursements and waived fees                  0.06%                  2.62%(e)              0.64%(e)

       Portfolio turnover rate                                           16.35%                  0.00%                 16.35%


(a)    Calculation based upon average shares outstanding for the year.
(b)    Total return does not reflect payment of a sales charge.
(c)    Annualized total return is 23.44%.
(d) Total return does not reflect payment of a sales charge. Annualized total return was 35.20%
(e)    Annualized.


See accompanying notes to financial statements

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                February 29, 1996


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The CarolinasFund (the "Fund") is a non-diversified series of shares of beneficial interest of The Nottingham Investment Trust (the "Trust"), formerly known as Amelia Earhart Eagle Investments. The Trust, an open-end investment company, was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940. The Fund began operations on January 3, 1995. The Fund is currently authorized to issue two classes of shares - Investor shares and Institutional shares.

Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution fees. Income, expenses (other than distribution fees, which are attributable to each class based upon a set percentage of its net assets), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor shares purchased are subject to a maximum sales charge of 3.50 percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ended February 29, 1996.

         E. Use of Estimates - Management makes a number of estimates in the preparation of the Fund's financial statements. Actual results could differ significantly from those estimates.


                                                                  (Continued)

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                February 29, 1996


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Morehead Capital Advisors LLC. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its investment portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Advisor has voluntarily agreed to reimburse expenses of the Fund if the Fund's total expenses, exclusive of interest, taxes, brokerage commissions, sales charges, and extraordinary expenses, exceed 2.25% of the average daily value of Investor shares outstanding for any fiscal year, or exceed 1.75% of the average daily value of Institutional shares outstanding for any fiscal year, or the limits set by applicable state securities laws or other applicable laws if such limits are lower.

Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor has voluntarily waived its fee amounting to $11,386 ($0.12 per share) and has agreed to reimburse a portion of the Fund's operating expenses for the fiscal year ended February 29, 1996. The total fees waived and expenses to be reimbursed amounted to $80,634. There can be no assurance that the foregoing voluntary fee waiver or expense reimbursements will continue.

The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.20% of the Fund's first $50 million of average daily net assets, 0.175% on the next $50 million of average daily net assets, and 0.15% on average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,750 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended February 29, 1996, the Distributor retained sales charges in the amount of $5,198.

Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


                                                                  (Continued)

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                February 29, 1996


NOTE 3 - DISTRIBUTION FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan with respect to Investor shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% per annum of the Fund's average daily net asset value of Investor shares, for each year elapsed subsequent to adoption of the Plan for payment to the Distributor for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor shares. The Fund incurred $3,791 of such expenses, net of a fee waiver, under the Plan for the year ended February 29, 1996.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.

In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases of investments other than short-term investments aggregated $1,605,570 during the year ended February 29, 1996. Other than short-term investments, investments sold aggregated $170,800 during the year ended February 29, 1996.


NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

All distributions from net realized gain from investment transactions for the year ended February 29, 1996 represent short-term capital gain distributions, and are taxable as ordinary income to shareholders for federal income tax purposes. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

(KPMG Peat Marwick LLP logo)

Independent Auditors' Report



To the Board of Trustees and Shareholders
The Nottingham Investment Trust:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The CarolinasFund (the "Fund"), a series of The Nottingham Investment Trust, as of February 29, 1996, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year ended February 29, 1996 and the period from January 3, 1995 (commencement of operations) to February 28, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the The CarolinasFund as of February 29, 1996, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year ended February 29, 1996 and the period from January 3, 1995 (commencement of operations) to February 28, 1995 in conformity with generally accepted accounting principles.

                                      /s/ KPMG Peat Marwick LLP



Richmond, Virginia
April 5, 1996